UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2015

Item 1.  Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Semiannual Report

December 31, 2015

UBS RMA

February 16, 2016

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the six months ended December 31, 2015.

Performance

In mid-December 2015, the US Federal Reserve Board (the “Fed”) modestly raised the federal funds rate from a historically low range between 0% and 0.25% to a range between 0.25% and 0.50%. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) While the yields on a wide range of short-term investments moved higher over the period as the markets anticipated the Fed action as well as other potential future actions into 2016, yields still remain low by historical comparison. As a result, the Funds’ yields remained low during the reporting period.

As of December 31, 2015, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2015;
•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2015;

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income

consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Asset Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal

(all three Funds):

Maximum current income

exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

UBS RMA

•	UBS RMA Tax-Free Fund: 0.01%, unchanged from June 30, 2015;

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2015; and

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2015.

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 11.)

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Lisa M. DiPaolo UBS Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4,

1982

California Municipal—

November 7, 1988

New York Municipal—

November 10, 1988

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

The US economy continued to expand, but the pace was uneven during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 3.9% seasonally adjusted annualized rate during the second quarter of 2015. GDP growth then dipped to 2.0% for the third quarter of the year. Finally, the Commerce Department’s initial estimate for fourth-quarter GDP growth was 0.7%.[1]

Q.	How did the Fed react to the economic environment?
A.	The Fed took its initial step toward normalizing monetary policy during the reporting period. In December 2015, the Fed raised the fed funds rates for the first time in nearly a decade. The US central bank boosted the fed funds rate from a range of 0% to 0.25% to a range between 0.25% and 0.50%. In its official statement the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor

[1]	Based on the Commerce Department’s initial estimate announced on January 29, 2016, after the reporting period had ended.

UBS RMA

market conditions and a return to 2 percent inflation…The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Q.	How was the UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 41 days. The Fund’s WAM ended the period at 25 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

In terms of securities, we significantly increased the Fund’s exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocation to commercial paper the most and more modestly pared exposures to certificates of deposit, short-term corporate obligations and non-US government agency obligations. The Fund’s level of investments in US government and agency obligations held steady.

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund’s WAM moved from 46 to 38 days, while maintaining the goal of keeping the Fund highly liquid. The Fund’s exposure to US government and agency obligations increased over the six months ended December 31, 2015. In contrast, the Fund’s allocation to repurchase agreements declined over the period.

UBS RMA

Q.	How were UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund managed during the period?
A.	Fundamentals in the municipal market generally improved during the reporting period. This was driven, in part, by consistent revenue growth in state and local credits, led by steady economic recovery and strong job gains. As a result of robust revenue growth, sound fiscal management and conservative budgeting, California and Texas did not need to issue short-term debt obligations to meet cash flow needs. This is especially significant given that these states have consistently issued billions of dollars in short-term notes over past decades.

The municipal market continued to be challenged with negative credit headlines stemming from various local and state unfunded pension and other post-employment benefit liabilities, as well as ongoing implications stemming from previous downgrades in Puerto Rico, Illinois and Chicago-related credits. Given continued low interest rates, questions about future Fed monetary policy and uncertainties regarding the impact of money market fund regulatory changes and related matters, we continued to emphasize liquidity and credit quality in the Funds’ portfolios. Investment decisions remained focused on the underlying credit quality of individual securities first and, secondarily, on yield.

The WAM for UBS RMA Tax-Free Fund rose from 12 days to 14 days during the reporting period, whereas the WAM for UBS RMA California Municipal Money Fund moved from 10 to 14 days, and UBS RMA New York Municipal Money Fund’s WAM increased from nine to 14 days. We actively sought opportunities to increase the WAM for UBS RMA New York Municipal Money Fund and UBS RMA California Municipal Money Fund by selectively purchasing high quality fixed rate securities. However, there were relatively limited opportunities to do so given the lack of supply in the market for variable rate demand notes (“VRDNs”) that met our investment criteria, in addition to competitive market conditions.

UBS RMA

In order to maintain liquidity, the Funds maintained sizable allocations to VRDNs with yields that reset on a daily or weekly basis. We also emphasized select investments in commercial paper with 30- to 90-day maturities, given its yield advantage as compared to VRDNs. Additionally, we continued to look for opportunities to invest in first maturities of large bond deals. As part of our defensive position during a low-supply VRDN market, we added limited exposure to taxable US government obligations in order to maintain yields and remain invested. Finally, we continued to have significant allocations to both state and local general obligation securities that met our credit criteria, in addition to higher quality revenue bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	In prior reports to shareholders, we discussed the US Securities and Exchange Commission’s adoption of new regulations for money market funds. We noted that there was a transition period ranging until October 2016 for the most significant changes. These regulatory changes impact key aspects of how money market funds are structured and operate.

Later this year, but before the October 2016 compliance deadline, the Funds may no longer be offered as sweep funds as part of certain distributor platforms. As a result, the Funds’ shareholders would be transitioned to an alternative money market sweep fund. Shareholders will receive additional information at a future time in advance of these changes.

Turning to the economy, in our view, the US economy should continue to grow in 2016. That being said, we feel the expansion will be fairly moderate and inflation will remain largely benign. Against this backdrop, we believe the Fed will take a deliberate pace in terms of normalizing monetary policy. We anticipate continuing to manage the Funds focusing on risk and liquidity.

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/am-us.**

Mark E. Carver

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust (UBS RMA California Municipal Money Fund and UBS RMA

New York Municipal Money Fund)

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Managing Director UBS Asset Management (Americas) Inc.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

UBS RMA

Lisa M. DiPaolo Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2015. The views and opinions in the letter were current as of February 16, 2016. They are not guarantees of future performance or investment results and should not be taken as investment advice.

Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2015 to December 31, 2015.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account (RMA) Program, Business Services Account BSA Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2015	Ending account value[1] December 31, 2015	Expenses paid during period[2] 07/01/15 to 12/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$1.01	0.20%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.13	1.02	0.20

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2015	Ending account value[1] December 31, 2015	Expenses paid during period[2] 07/01/15 to 12/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.65	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.48	0.66	0.13

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund

	Beginning account value July 1, 2015	Ending account value[1] December 31, 2015	Expenses paid during period[2] 07/01/15 to 12/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.10	0.02%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.04	0.10	0.02

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2015	Ending account value[1] December 31, 2015	Expenses paid during period[2] 07/01/15 to 12/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.09	0.05	0.01

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2015	Ending account value[1] December 31, 2015	Expenses paid during period[2] 07/01/15 to 12/31/15	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.05	0.01%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.09	0.05	0.01

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/15	06/30/15	12/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.23)	(0.37)	(0.40)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.23)	(0.37)	(0.40)
Weighted average maturity[2]	25 days	41 days	46 days
Net assets (bn)	$4.7	$4.2	$5.1
Portfolio composition[3]	12/31/15	06/30/15	12/31/14
Repurchase agreements	46.7%	26.1%	21.8%
Commercial paper	21.7	36.6	40.9
US government and agency obligations	15.7	15.7	16.1
Certificates of deposit	14.2	18.7	17.3
Non-US government agency obligations	0.9	1.0	0.9
Other short-term corporate obligations	0.8	1.9	3.0
Other assets less liabilities	(0.0)[4]	(0.0)[4]	(0.0)[4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/15	06/30/15	12/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.46)	(0.47)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.27)	(0.46)	(0.47)
Weighted average maturity[2]	38 days	46 days	36 days
Net assets (bn)	$1.6	$1.6	$1.9
Portfolio composition[3]	12/31/15	06/30/15	12/31/14
Repurchase agreements	51.7%	57.7%	50.9%
US government and agency obligations	48.2	42.3	49.1
Other assets less liabilities	0.1	(0.0)[4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund

Yields and characteristics	12/31/15	06/30/15	12/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.53)	(0.54)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.53)	(0.54)
Weighted average maturity[2]	14 days	12 days	26 days
Net assets (bn)	$3.0	$2.8	$3.0
Portfolio composition[3]	12/31/15	06/30/15	12/31/14
Municipal bonds and notes	76.0%	84.0%	87.9%
Tax-exempt commercial paper	16.1	13.3	11.1
US government obligations	6.1	—	—
Other assets less liabilities	1.8	2.7	1.0
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/15	06/30/15	12/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.58)	(0.59)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.56)	(0.58)	(0.59)
Weighted average maturity[2]	14 days	10 days	23 days
Net assets (mm)	$1,040.4	$749.3	$836.8
Portfolio composition[3]	12/31/15	06/30/15	12/31/14
Municipal bonds and notes	61.4%	82.0%	89.3%
US government obligations	23.8	—	—
Tax-exempt commercial paper	12.4	13.4	10.1
Other assets less liabilities	2.4	4.6	0.6
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/15	06/30/15	12/31/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.61)	(0.58)	(0.60)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.61)	(0.58)	(0.60)
Weighted average maturity[2]	14 days	9 days	22 days
Net assets (mm)	$771.3	$649.6	$738.7
Portfolio composition[3]	12/31/15	06/30/15	12/31/14
Municipal bonds and notes	77.9%	92.4%	92.7%
US government obligations	16.1	—	—
Tax-exempt commercial paper	3.2	7.2	7.2
Other assets less liabilities	2.8	0.4	0.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—15.68%
Federal Farm Credit Bank
0.120%, due 01/28/16[1]	$20,000,000	$19,998,200
0.340%, due 05/18/16[1]	50,000,000	49,934,833
Federal Home Loan Bank
0.360%, due 02/04/16[1]	25,000,000	24,991,500
0.371%, due 02/05/16[1]	50,000,000	49,982,014
0.370%, due 02/12/16[1]	20,000,000	19,991,367
0.180%, due 02/16/16[1]	45,000,000	44,989,650
0.325%, due 02/16/16[1]	75,000,000	74,968,854
0.250%, due 03/10/16[1]	33,000,000	32,984,188
0.270%, due 03/24/16[1]	115,000,000	114,928,412
0.260%, due 04/11/16[1]	115,000,000	114,916,114
US Treasury Bill 0.371%, due 06/02/16[1]	50,000,000	49,921,375
US Treasury Note
0.375%, due 01/15/16	85,000,000	85,006,170
2.000%, due 04/30/16	50,000,000	50,289,236
Total US government and agency obligations (cost—$732,901,913)		732,901,913
Certificates of deposit—14.19%
Banking-non-US—12.33%
Bank of Montreal
0.497%, due 01/13/16[2]	47,000,000	47,000,000
0.330%, due 02/23/16	60,000,000	60,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.300%, due 01/06/16	80,000,000	80,000,000
Canadian Imperial Bank of Commerce 0.511%, due 01/11/16[2]	30,000,000	30,004,086
KBC Bank N.V. 0.290%, due 01/05/16	75,000,000	75,000,000
Mizuho Bank Ltd.
0.290%, due 01/20/16	30,000,000	30,000,000
0.350%, due 02/16/16	35,000,000	34,995,521
0.430%, due 03/01/16	47,000,000	47,000,000
Natixis 0.321%, due 01/04/16[2]	20,000,000	20,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 0.400%, due 01/28/16	$75,000,000	$75,000,000
Rabobank Nederland NV 0.430%, due 04/13/16	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. 0.220%, due 01/06/16	25,000,000	25,000,000
Svenska Handelsbanken AB
0.505%, due 03/10/16	10,000,000	10,002,003
0.465%, due 04/26/16	17,000,000	17,000,273
		576,001,883
Banking-US—1.86%
Citibank N.A.
0.260%, due 01/07/16	45,000,000	45,000,000
0.300%, due 02/10/16	42,000,000	42,000,000
		87,000,000
Total certificates of deposit (cost—$663,001,883)		663,001,883
Commercial paper[1]—21.75%
Asset backed-miscellaneous—15.21%
Albion Capital Corp.
0.400%, due 01/14/16	33,000,000	32,995,233
0.570%, due 02/22/16	17,513,000	17,498,581
Barton Capital LLC 0.572%, due 01/29/16[2]	40,000,000	40,000,000
Gotham Funding Corp.
0.320%, due 01/04/16	19,000,000	18,999,493
0.280%, due 01/08/16	25,600,000	25,598,606
Jupiter Securitization Co. LLC 0.500%, due 01/20/16	50,000,000	49,986,806
Liberty Street Funding LLC 0.440%, due 01/11/16	45,000,000	44,994,500
Manhattan Asset Funding Co. LLC
0.280%, due 01/11/16	40,000,000	39,996,889
0.380%, due 01/13/16	20,000,000	19,997,467
0.500%, due 02/04/16	63,000,000	62,970,250

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Old Line Funding LLC
0.451%, due 01/04/16[2]	$35,000,000	$35,000,000
0.600%, due 03/10/16	50,000,000	49,942,500
0.480%, due 04/05/16	38,000,000	37,951,867
Regency Markets No. 1 LLC
0.420%, due 01/15/16	30,000,000	29,995,100
0.420%, due 01/20/16	25,000,000	24,994,459
Thunder Bay Funding LLC
0.480%, due 03/03/16	25,000,000	24,979,333
0.480%, due 04/07/16	57,000,000	56,926,280
Versailles Commercial Paper LLC 0.482%, due 01/21/16[2]	38,000,000	38,000,000
Victory Receivables Corp. 0.280%, due 01/05/16	60,000,000	59,998,133
		710,825,497
Banking-non-US—5.90%
Bank of Nova Scotia 0.260%, due 02/01/16	40,000,000	39,991,044
BPCE SA 0.340%, due 01/05/16	10,000,000	9,999,622
DBS Bank Ltd. 0.280%, due 02/02/16	30,000,000	29,992,533
Erste Abwicklungsanstalt
0.310%, due 01/05/16	25,000,000	24,999,139
0.250%, due 01/08/16	10,000,000	9,999,514
National Australia Bank Ltd. 0.415%, due 01/08/16	45,000,000	44,996,369
Nordea Bank AB
0.305%, due 02/10/16	43,000,000	42,985,428
0.320%, due 02/16/16	33,000,000	32,986,507
Westpac Banking Corp. 0.371%, due 01/04/16[2]	40,000,000	40,000,000
		275,950,156

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—0.64%
MetLife Short Term Funding LLC 0.230%, due 01/13/16	$30,000,000	$29,997,700
Total commercial paper (cost—$1,016,773,353)		1,016,773,353
Other short-term corporate obligations—0.81%
Supranational—0.81%
International Bank for Reconstruction & Development
0.170%, due 01/11/16[1] (cost—$37,998,205)	38,000,000	37,998,205
Non-US government agency obligation—0.86%
Export Development Canada
0.420%, due 01/04/16[2,3] (cost—$40,000,000)	40,000,000	40,000,000
Repurchase agreements—46.72%
Repurchase agreement dated 12/31/15 with BNP Paribas Securities Corp., 0.280% due 01/04/16, collateralized by $5,319,400 US Treasury Note, 1.750% due 03/31/22, $15,803,000 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/19 to 08/15/44 and $9,478,710 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 02/15/40; (value—$20,400,000); proceeds: $20,000,622	20,000,000	20,000,000
Repurchase agreement dated 12/31/15 with BNP Paribas Securities Corp., 0.290% due 01/04/16, collateralized by $3,281,865 Federal Farm Credit Bank obligations, 0.290% to 5.875% due 01/21/16 to 06/16/32, $4,180,000 Federal Home Loan Bank obligations, 0.260% to 5.250% due 01/22/16 to 12/09/22, $100 US Treasury Bill, zero coupon due 06/09/16, $2,283,200 US Treasury Inflation Index Note, 0.125% due 01/15/22 and $100 US Treasury Bond Principal STRIP, zero coupon due 11/15/42; (value—$10,200,001); proceeds: $10,000,322	10,000,000	10,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 12/31/15 with Federal Reserve Bank of New York, 0.250% due 01/04/16, collateralized by $156,040,400 US Treasury Bonds, 4.625% to 5.250% due 11/15/28 to 02/15/40 and $678,661,700 US Treasury Notes, 0.625% to 3.625% due 04/30/18 to 05/15/22; (value—$900,025,004); proceeds: $900,025,000	$900,000,000	$900,000,000
Repurchase agreement dated 12/31/15 with Goldman Sachs & Co., 0.300% due 01/04/16, collateralized by $22,778,000 Federal National Mortgage Association obligations, 2.635% to 2.660% due 08/28/23 to 09/13/23 and $6,063,800 US Treasury Inflation Index Note, 0.125% due 04/15/18; (value—$29,070,001); proceeds: $28,500,950	28,500,000	28,500,000
Repurchase agreement dated 12/29/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/05/16, collateralized by $200,583,900 US Treasury Note, 2.375% due 08/15/24; (value—$204,000,095); proceeds: $200,011,667	200,000,000	200,000,000
Repurchase agreement dated 12/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/04/16, collateralized by $126,573,400 US Treasury Note, 1.625% due 08/31/19; (value—$127,500,098); proceeds: $125,004,167	125,000,000	125,000,000
Repurchase agreement dated 12/31/15 with Mitsubishi UFJ Securities USA, Inc., 0.270% due 01/04/16, collateralized by $716,361,893 Federal Home Loan Mortgage Corp. obligations, 2.000% to 5.000% due 12/01/22 to 11/01/45, $605,589,617 Federal National Mortgage Association obligations, 1.755% to 6.500% due 10/01/24 to 07/01/46 and $492,543,884 Government National Mortgage Association obligations, 2.500% to 6.500% due 03/20/38 to 01/20/65; (value—$714,000,000); proceeds: $700,021,000	700,000,000	700,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/15 with State Street Bank and Trust Co., 0.010% due 01/04/16, collateralized by $117,822 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$115,416); proceeds: $113,000	$113,000	$113,000
Repurchase agreement dated 12/30/15 with Toronto-Dominion Bank, 0.320% due 01/04/16, collateralized by $80,099,981 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 11/01/25 to 09/01/45 and $217,553,216 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/25 to 11/01/45; (value—$204,000,000); proceeds: $200,008,889	200,000,000	200,000,000
Total repurchase agreements (cost—$2,183,613,000)		2,183,613,000
Total investments (cost—$4,674,288,354 which approximates cost for federal income tax purposes)—100.01%		4,674,288,354
Liabilities in excess of other assets—(0.01)%		(532,268)
Net assets (applicable to 4,673,712,739 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,673,756,086

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 63.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$732,901,913	$—	$732,901,913
Certificates of deposit	—	663,001,883	—	663,001,883
Commercial paper	—	1,016,773,353	—	1,016,773,353
Other short-term corporate obligations	—	37,998,205	—	37,998,205
Non-US government agency obligation	—	40,000,000	—	40,000,000
Repurchase agreements	—	2,183,613,000	—	2,183,613,000
Total	$—	$4,674,288,354	$—	$4,674,288,354

At December 31, 2015, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	80.1%
Japan	6.3
Canada	4.7
Australia	2.6
Sweden	2.2
Belgium	1.6
Germany	0.8
France	0.6
Singapore	0.6
Netherlands	0.5
Total	100.0%

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.86% of net assets as of December 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
US government and agency obligations—48.20%
Federal Farm Credit Bank
0.200%, due 02/05/16[1]	$15,000,000	$14,997,083
0.300%, due 05/10/16[1]	25,000,000	24,972,917
0.340%, due 05/18/16[1]	50,000,000	49,934,833
0.270%, due 06/03/16[1]	10,000,000	9,988,450
Federal Home Loan Bank
0.310%, due 01/28/16[1]	25,000,000	24,994,187
0.360%, due 02/04/16[1]	10,000,000	9,996,600
0.370%, due 02/05/16[1]	25,000,000	24,991,007
0.180%, due 02/16/16[1]	50,000,000	49,988,500
0.325%, due 02/16/16[1]	25,000,000	24,989,618
0.280%, due 03/01/16[1]	5,000,000	4,997,667
0.240%, due 03/02/16[1]	20,000,000	19,991,867
0.250%, due 03/10/16[1]	50,000,000	49,976,042
0.260%, due 04/11/16[1]	50,000,000	49,963,528
0.280%, due 04/15/16[1]	6,000,000	5,995,100
0.300%, due 05/25/16[1]	50,000,000	49,939,583
0.500%, due 06/13/16[1]	50,000,000	49,886,111
Federal Home Loan Mortgage Corp.*
0.190%, due 02/25/16[1]	50,000,000	49,985,486
US Treasury Bills
0.272%, due 01/07/16[1]	25,000,000	24,998,867
0.200%, due 02/25/16[1]	32,000,000	31,990,222
0.370%, due 06/02/16[1]	20,000,000	19,968,550
US Treasury Note
2.000%, due 01/31/16	195,000,000	195,279,459
Total US government and agency obligations (cost—$787,825,677)		787,825,677
Repurchase agreements—51.72%
Repurchase agreement dated 12/31/15 with Goldman Sachs & Co., 0.300% due 01/04/16, collateralized by $171,985,200 US Treasury Inflation Index Notes, 0.125% due 04/15/16 to 04/15/18; (value—$178,398,088); proceeds: $174,905,830	174,900,000	174,900,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 12/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 01/04/16, collateralized by $245,252,500 US Treasury Bill, zero coupon due 06/09/16; (value—$244,800,009); proceeds: $240,007,733	$240,000,000	$240,000,000

Repurchase agreement dated 12/31/15 with
Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/04/16, collateralized by $202,000 Federal Farm Credit Bank obligations, 2.840% to 5.300% due 01/17/17 to 08/01/30, $3,802,000 Federal Home Loan Bank obligations, zero coupon to 5.375% due 01/26/16 to 07/01/33, $5,807,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.750% due 02/10/16 to 11/15/38, $4,647,898 Federal National Mortgage Association obligations, zero coupon to 6.210% due 01/04/16 to 08/06/38 and $68,986,400 US Treasury Note, 1.625% due 08/31/19; (value—$81,600,087); proceeds: $80,002,667

	80,000,000	80,000,000
Repurchase agreement dated 12/31/15 with Mitsubishi UFJ Securities USA, Inc., 0.270% due 01/04/16, collateralized by $117,598,261 Federal Home Loan Mortgage Corp. obligations, 2.228% to 4.000% due 07/01/36 to 06/01/45 and $697,538,679 Federal National Mortgage Association obligations, 1.443% to 5.530% due 01/01/24 to 08/01/45; (value—$255,000,000); proceeds: $250,007,500	250,000,000	250,000,000
Repurchase agreement dated 12/31/15 with State Street Bank and Trust Co., 0.010% due 01/04/16, collateralized by $364,934 Federal National Mortgage Association obligation, 2.110% due 11/07/22; (value—$357,484); proceeds: $350,000	350,000	350,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/30/15 with Toronto-Dominion Bank, 0.320% due 01/04/16, collateralized by $28,755,771 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 06/01/45 and $130,595,317 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/27 to 10/01/45; (value—$102,000,000); proceeds: $100,004,444	$100,000,000	$100,000,000
Total repurchase agreements (cost—$845,250,000)		845,250,000
Total investments (cost—$1,633,075,677 which approximates cost for federal income tax purposes)—99.92%		1,633,075,677
Other assets in excess of liabilities—0.08%		1,303,552
Net assets (applicable to 1,634,363,622 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$1,634,379,229

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 63.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$787,825,677	$—	$787,825,677
Repurchase agreements	—	845,250,000	—	845,250,000
Total	$—	$1,633,075,677	$—	$1,633,075,677

At December 31, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2015 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—75.99%
Alabama—0.38%
University of Alabama Revenue (University Hospital), Series C, 0.010%, VRD	$6,500,000	$6,500,000
University of Alabama Revenue, Series B, 0.010%, VRD	4,875,000	4,875,000
		11,375,000
Alaska—0.54%
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.010%, VRD	6,200,000	6,200,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), 0.010% VRD	5,000,000	5,000,000
Series A, 0.010% VRD	4,200,000	4,200,000
Series C, 0.010% VRD	690,000	690,000
		16,090,000
California—4.16%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series B-2, 0.010% VRD	2,000,000	2,000,000
Series G-1, 0.010% VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.010%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.010%, VRD	10,000,000	10,000,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.010%, VRD	7,650,000	7,650,000
California State Kindergarten, Series B4, 0.010%, VRD	1,100,000	1,100,000
Metropolitan Water District Southern California Revenue Refunding, Series A-2, 0.010%, VRD	3,480,000	3,480,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	$3,880,000	$3,880,000
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.010%, VRD	90,000	90,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010%, VRD	15,000,000	15,000,000
Santa Clara Electric Revenue, Subseries B, 0.010%, VRD	4,500,000	4,500,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.010% VRD	28,040,000	28,040,000
Series B, 0.010% VRD	12,265,000	12,265,000
Series C, 0.010% VRD	13,390,000	13,390,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.010%, VRD	15,700,000	15,700,000
		123,295,000
Colorado—3.60%
Denver City & County Certificates of Participation Refunding, Series A1, 0.010% VRD	42,025,000	42,025,000
Series A2, 0.010% VRD	19,445,000	19,445,000
Series A3, 0.010% VRD	33,610,000	33,610,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 0.020%, VRD	11,640,000	11,640,000
		106,720,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Connecticut—0.85%
Hartford County Metropolitan District Bond Anticipation Notes, Series C, 1.000%, due 03/18/16	$25,000,000	$25,043,025
District of Columbia—1.08%
District of Columbia Revenue (German Marshall Fund of United States), 0.010%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.010%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.010%, VRD	8,225,000	8,225,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2, 0.010%, VRD	600,000	600,000
		31,875,000
Florida—1.07%
JEA Water & Sewer System Revenue, Subseries A-1, 0.010% VRD	7,500,000	7,500,000
Subseries B-1, 0.020% VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.020%, VRD	4,300,000	4,300,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.010%, VRD	9,385,000	9,385,000
		31,630,000
Georgia—1.48%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.010% VRD	10,200,000	10,200,000
Series B-2, 0.010% VRD	13,825,000	13,825,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Series C-4, 0.010% VRD	$19,885,000	$19,885,000
		43,910,000
Illinois—7.28%
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.050% VRD	3,000,000	3,000,000
Subseries 2000-2, 0.050% VRD	9,000,000	9,000,000
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.050% VRD	4,845,000	4,845,000
Subseries 2004-2, 0.050% VRD	9,690,000	9,690,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.010%, VRD[1,2]	10,010,000	10,010,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.010%, VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.010%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.010%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.010%, VRD	11,400,000	11,400,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.010%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.010%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 0.020%, VRD	5,675,000	5,675,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.010%, VRD	$9,755,000	$9,755,000
Illinois Finance Authority Revenue (Wesleyan University), 0.010%, VRD	5,860,000	5,860,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.010%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.010%, VRD	22,690,000	22,690,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.010%, VRD	14,595,000	14,595,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	16,050,000	16,050,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D, 0.010%, VRD	13,700,000	13,700,000
Illinois State, Series B-4, 0.010%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project), 0.010%, VRD	5,915,000	5,915,000
		215,655,000
Indiana—1.77%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.010% VRD	3,700,000	3,700,000
Series A-5, 0.010% VRD	18,080,000	18,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.010%, VRD	3,045,000	3,045,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.010%, VRD	$6,000,000	$6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.010%, VRD	8,250,000	8,250,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.010%, VRD	9,350,000	9,350,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.010%, VRD	4,000,000	4,000,000
		52,425,000
Kansas—0.71%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.020%, VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured), 0.020%, VRD	11,000,000	11,000,000
		21,000,000
Kentucky—0.32%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.010%, VRD	5,500,000	5,500,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.030%, VRD	2,815,000	2,815,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.020%, VRD	1,185,000	1,185,000
		9,500,000
Louisiana—0.44%
East Baton Rouge Parish Industrial Development Board, Revenue (ExxonMobil Project), Series A, 0.010%, VRD	11,200,000	11,200,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.010%, VRD	$1,945,000	$1,945,000
		13,145,000
Maryland—0.92%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.010%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.010%, VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.020%, VRD	2,865,000	2,865,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.010%, VRD	9,700,000	9,700,000
		27,120,000
Massachusetts—0.28%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.010%, VRD	3,725,000	3,725,000
University of Massachusetts Building Authority Revenue Refunding, Senior Series 1, 0.020%, VRD	4,565,000	4,565,000
		8,290,000
Michigan—0.47%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.010%, VRD	2,710,000	2,710,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.010%, VRD	6,720,000	6,720,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A, 0.020%, VRD	4,500,000	4,500,000
		13,930,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.21%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.010% VRD	$16,250,000	$16,250,000
Series B, 0.010% VRD	19,500,000	19,500,000
		35,750,000
Mississippi—4.00%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.010% VRD	15,900,000	15,900,000
Series C, 0.010% VRD	29,925,000	29,925,000
Series D, 0.010% VRD	4,400,000	4,400,000
Series G, 0.010% VRD	35,730,000	35,730,000
Series I, 0.010% VRD	5,000,000	5,000,000
Series J, 0.010% VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.010%, VRD	22,500,000	22,500,000
		118,455,000
Missouri—3.26%
Kansas City Industrial Development Authority Revenue Refunding (Ethans Apartments Project), 0.010%, VRD	14,500,000	14,500,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 0.010% VRD	2,900,000	2,900,000
Series C-5, 0.010% VRD	27,830,000	27,830,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.010%, VRD	$4,315,000	$4,315,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.010% VRD	7,050,000	7,050,000
Series B, 0.010% VRD	18,810,000	18,810,000
Series C, 0.010% VRD	12,400,000	12,400,000
Series D, 0.010% VRD	8,850,000	8,850,000
		96,655,000
Nebraska—0.49%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.010%, VRD	14,500,000	14,500,000
New Hampshire—1.48%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.010% VRD	22,920,000	22,920,000
Series B, 0.010% VRD	20,900,000	20,900,000
		43,820,000
New Jersey—1.00%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.020%, VRD	2,615,000	2,615,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.020%, VRD	2,490,000	2,490,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.010%, VRD	2,485,000	2,485,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—(concluded)
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University), 0.010%, VRD	$8,895,000	$8,895,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.010%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.020%, VRD	1,955,000	1,955,000
		29,540,000
New Mexico—0.27%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.010%, VRD	8,000,000	8,000,000
New York—13.95%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.010%, VRD	470,000	470,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010%, VRD	24,590,000	24,590,000
Nassau Health Care Corp. Revenue, Series B-1, 0.010%, VRD	7,490,000	7,490,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.010%, VRD	20,000,000	20,000,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.010%, VRD	27,400,000	27,400,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.010%, VRD	1,930,000	1,930,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.010% VRD	25,700,000	25,700,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008)—(concluded) Series BB-2, 0.010% VRD	$2,000,000	$2,000,000
Series BB-5, 0.010% VRD	33,630,000	33,630,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series A, 0.010% VRD	5,745,000	5,745,000
Series B-4, 0.010% VRD	8,300,000	8,300,000
Series CC-1, 0.010% VRD	1,900,000	1,900,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A, 0.010%, VRD	15,250,000	15,250,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.010% VRD	7,985,000	7,985,000
Subseries A-4, 0.010% VRD	16,750,000	16,750,000
Subseries D-4, 0.010% VRD	14,300,000	14,300,000
New York City, Series F, Subseries F-3, 0.010% VRD	250,000	250,000
Subseries B-3, 0.010% VRD	12,045,000	12,045,000
Subseries D-4, 0.010% VRD	8,000,000	8,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.010%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	9,400,000	9,400,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Refunding, Series A, 2.000%, due 03/15/16	$25,000,000	$25,092,742
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.010%, VRD	11,920,000	11,920,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.010%, VRD	11,900,000	11,900,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.010%, VRD	12,300,000	12,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.010%, VRD	9,700,000	9,700,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A, 0.010%, VRD	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.010%, VRD	2,100,000	2,100,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.010%, VRD	2,930,000	2,930,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.010%, VRD	21,165,000	21,165,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	27,380,000	27,380,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.010% VRD	16,925,000	16,925,000
Series B-3, 0.010% VRD	14,000,000	14,000,000
		413,247,742

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—4.33%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured), 0.010%, VRD	$12,000,000	$12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.010%, VRD	59,860,000	59,860,000
Guilford County, Series B, 0.030%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.010%, VRD	9,445,000	9,445,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.010%, VRD	15,695,000	15,695,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.020%, VRD	27,920,000	27,920,000
		128,265,000
Ohio—5.00%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.010%, VRD	4,885,000	4,885,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.010%, VRD	9,265,000	9,265,000
Columbus Sewer Revenue, Series B, 0.010%, VRD	14,350,000	14,350,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.010%, VRD	11,370,000	11,370,000
Ohio (Common Schools), Series A, 0.010% VRD	9,410,000	9,410,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Series B, 0.010% VRD	$40,910,000	$40,910,000
Series D, 0.010% VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.020%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts, 0.010% VRD	6,300,000	6,300,000
Series B, 0.010% VRD	4,100,000	4,100,000
Ohio State University General Revenue, Series E, 0.010%, VRD	2,900,000	2,900,000
		148,215,000
Oregon—0.07%
Oregon Health & Science University Revenue, Series C, 0.010%, VRD	2,035,000	2,035,000
Pennsylvania—2.79%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.010%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.020%, VRD	3,545,000	3,545,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.010%, VRD	30,935,000	30,935,000
Emmaus General Authority Revenue, Subseries H-19, 0.010%, VRD	5,000,000	5,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.010% VRD	4,100,000	4,100,000
Series B-3, 0.010% VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.010%, VRD	$21,045,000	$21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.010%, VRD	8,580,000	8,580,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.020%, VRD	3,395,000	3,395,000
		82,600,000
Rhode Island—0.23%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.010%, VRD	1,185,000	1,185,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	5,750,000	5,750,000
		6,935,000
South Carolina—0.85%
Charleston County School District Development Corp. Tax Anticipation Notes (SCSDE Insured), 1.500%, due 04/01/16	25,000,000	25,083,677
Tennessee—0.39%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.030%, VRD	11,500,000	11,500,000
Texas—7.83%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured), 0.010%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	8,325,000	8,325,000
Subseries C-2, 0.010% VRD	18,870,000	18,870,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.010% VRD	$30,915,000	$30,915,000
Series A-2, 0.010% VRD	12,365,000	12,365,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.010%, VRD	8,310,000	8,310,000
Harris County Tax Anticipation Notes, 1.500%, due 02/29/16	20,000,000	20,046,377
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.010%, VRD	26,765,000	26,765,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	20,805,000	20,805,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.010%, VRD	2,600,000	2,600,000
Texas Transportation Commission State Highway Fund Revenue (First Tier), 5.000%, due 04/01/16	12,200,000	12,347,065
University of Texas Permanent University (Funding System), Series A, 0.010%, VRD	37,890,000	37,890,000
University of Texas Revenue (Financing Systems), Series B, 0.010%, VRD	5,125,000	5,125,000
University of Texas Revenue Refunding (Financing Systems), Series B, 0.010%, VRD	19,915,000	19,915,000
		231,873,442
Utah—0.79%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.010% VRD	2,020,000	2,020,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Utah—(concluded)
Murray City Hospital Revenue (IHC Health Services, Inc.), Series D, 0.010% VRD	$21,490,000	$21,490,000
		23,510,000
Virginia—2.26%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.010%, VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.010%, VRD	21,720,000	21,720,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.010% VRD	13,725,000	13,725,000
Series D, 0.010% VRD	3,200,000	3,200,000
Series F, 0.010% VRD	16,350,000	16,350,000
Virginia College Building Authority Revenue (21st Century College & Equipment Programs), Series A, 5.000%, due 02/01/16	7,775,000	7,807,053
		67,102,053
Washington—0.44%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.020%, VRD[1,2]	5,000,000	5,000,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.020%, VRD	8,075,000	8,075,000
		13,075,000
Total municipal bonds and notes (cost—$2,251,164,939)		2,251,164,939

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—16.11%
California—1.79%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.060%, due 02/03/16	$10,050,000	$10,050,000
Los Angeles County Capital Asset Lease, 0.060%, due 02/09/16	23,000,000	23,000,000
Sacramento Municipal Utility District (Subordinate Lien), Series L 0.030%, due 02/05/16	10,000,000	10,000,000
State of California 0.030%, due 01/13/16	10,000,000	10,000,000
		53,050,000
Connecticut—0.48%
Yale University, 0.030%, due 01/07/16	14,060,000	14,060,000
Illinois—0.88%
Illinois Educational Facilities Authority Revenue, 0.040%, due 01/04/16	18,000,000	18,000,000
0.050%, due 02/04/16	8,091,000	8,091,000
		26,091,000
Maryland—0.77%
Johns Hopkins University, 0.040%, due 02/03/16	15,635,000	15,635,000
0.050%, due 02/04/16	7,145,000	7,145,000
		22,780,000
Massachusetts—1.01%
Harvard University, 0.030%, due 02/04/16	15,000,000	15,000,000
Massachusetts School Building Authority, 0.060%, due 02/10/16	15,000,000	15,000,000
		30,000,000
Minnesota—1.71%
Mayo Clinic, 0.050%, due 01/05/16	20,600,000	20,600,000
0.060%, due 02/04/16	30,000,000	30,000,000
		50,600,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Missouri—1.18%
Curators University, 0.040%, due 01/07/16	$15,000,000	$15,000,000
0.050%, due 03/03/16	20,000,000	20,000,000
		35,000,000
New York—0.34%
New York State Power Authority, 0.030%, due 01/07/16	10,000,000	10,000,000
North Carolina—0.04%
Duke University, 0.060%, due 02/10/16	1,300,000	1,300,000
Ohio—0.34%
Cleveland Clinic, 0.090%, due 03/08/16	10,000,000	10,000,000
Tennessee—0.81%
Vanderbilt University, 0.190%, due 01/12/16	12,000,000	12,000,000
0.150%, due 02/22/16	12,000,000	12,000,000
		24,000,000
Texas—5.53%
Dallas Area Rapid Transit, 0.070%, due 01/07/16	15,000,000	15,000,000
0.060%, due 02/04/16	6,000,000	6,000,000
0.040%, due 02/11/16	12,000,000	12,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
0.090%, due 03/07/16	9,000,000	9,000,000
Lower Colorado River Authority Revenue, 0.020%, due 01/14/16	9,000,000	9,000,000
Methodist Hospital, 0.080%, due 03/17/16	28,000,000	28,000,000
University of Texas, 0.040%, due 01/08/16	10,000,000	10,000,000
0.030%, due 01/12/16	8,000,000	8,000,000
0.040%, due 02/04/16	14,774,000	14,774,000
0.040%, due 02/11/16	12,000,000	12,000,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—(concluded)
0.060%, due 03/01/16	$10,000,000	$10,000,000
0.300%, due 03/07/16	20,000,000	20,000,000
		163,774,000
Virginia—0.47%
University of Virginia, 0.030%, due 01/06/16	1,600,000	1,600,000
0.030%, due 01/16/16	2,400,000	2,400,000
0.060%, due 02/17/16	10,000,000	10,000,000
		14,000,000
Washington—0.76%
University of Washington, 0.040%, due 01/07/16	7,500,000	7,500,000
0.060%, due 01/19/16	15,000,000	15,000,000
		22,500,000
Total tax-exempt commercial paper (cost—$477,155,000)		477,155,000
US government obligations[3]—6.14%
US Treasury Bills 0.142%, due 01/07/16	40,000,000	39,999,057
0.120%, due 01/21/16	100,000,000	99,993,889
0.005%, due 02/04/16	22,000,000	21,999,896
0.151%, due 02/11/16	20,000,000	19,996,560
Total US government obligations (cost—$181,989,402)		181,989,402
Total investments (cost—$2,910,309,341 which approximates cost for federal income tax purposes)—98.24%		2,910,309,341
Other assets in excess of liabilities—1.76%		52,049,331
Net assets (applicable to 2,962,352,567 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,962,358,672

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 63.

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,251,164,939	$—	$2,251,164,939
Tax-exempt commercial paper	—	477,155,000	—	477,155,000
US government obligations	—	181,989,402	—	181,989,402
Total	$—	$2,910,309,341	$—	$2,910,309,341

At December 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.64% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—61.41%
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.010% VRD	$6,900,000	$6,900,000
Series L-6, 0.010% VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series B, 0.010%, VRD	2,200,000	2,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.010%, VRD	17,600,000	17,600,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.010% VRD	2,500,000	2,500,000
Series C, 0.010% VRD	21,700,000	21,700,000
Series F, 0.010% VRD	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.010% VRD	9,650,000	9,650,000
Series C, 0.010% VRD	32,915,000	32,915,000
Series D, 0.010% VRD	7,000,000	7,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.010%, VRD	14,400,000	14,400,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.010%, VRD	16,170,000	16,170,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.010%, VRD	3,600,000	3,600,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.010%, VRD	$12,750,000	$12,750,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.010%, VRD	7,650,000	7,650,000
California State Kindergarten, Series A1, 0.010% VRD	2,750,000	2,750,000
Series A3, 0.010% VRD	16,250,000	16,250,000
Series B2, 0.010% VRD	10,700,000	10,700,000
Series B3, 0.010% VRD	850,000	850,000
California State,
5.000%, due 03/01/16	9,805,000	9,883,300
Series B, Subseries B-3, 0.010% VRD	6,135,000	6,135,000
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.010%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured), 0.010%, VRD	6,510,000	6,510,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.010%, VRD	4,000,000	4,000,000
Antelope Valley-East Kern Water Agency, Series A-2, 0.010%, VRD	4,350,000	4,350,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.020%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.010%, VRD	11,900,000	11,900,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Series F, (Bank of America Austin Certificates, Series 2008-1058), 0.070%, VRD[1,2]	$6,750,000	$6,750,000
City of Santa Clara, Electrical Revenue, Subseries B, 0.010%, VRD	28,505,000	28,505,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.010%, VRD	2,900,000	2,900,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.010%, VRD	10,725,000	10,725,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.010%, VRD	6,268,000	6,268,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.010%, VRD	6,591,000	6,591,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.010%, VRD	4,937,000	4,937,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.010%, VRD	3,950,000	3,950,000
Irvine Unified School District, Series A, 0.010% VRD	6,900,000	6,900,000
Series B, 0.010% VRD	10,000,000	10,000,000
Series C, 0.010% VRD	14,900,000	14,900,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.010%, VRD	6,700,000	6,700,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010% VRD	12,420,000	12,420,000
Subseries B-5, 0.010% VRD	2,000,000	2,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Los Angeles Water and Power Revenue,—(concluded) Subseries B-6, 0.010% VRD	$9,000,000	$9,000,000
Subseries B-8, 0.010% VRD	8,400,000	8,400,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	4,250,000	4,250,000
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue (ExxonMobil), 0.010%, VRD	2,500,000	2,500,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.010%, VRD	3,185,000	3,185,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.010%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071), 0.020%, VRD[1,2]	10,145,000	10,145,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.010%, VRD	12,270,000	12,270,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3, 0.010%, VRD	10,550,000	10,550,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (The Washington University), Series D, 0.010%, VRD	2,800,000	2,800,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.010%, VRD	33,055,000	33,055,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.010%, VRD	11,230,000	11,230,000
Orange County Water District Revenue Certificates of Participation, Series A, 0.010%, VRD	22,765,000	22,765,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Sacramento Municipal Utility District, Series L, 0.010%, VRD	$14,720,000	$14,720,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.020%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A, (FNMA Insured), 0.020%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.010% VRD	22,630,000	22,630,000
Series B, 0.010% VRD	12,250,000	12,250,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 36C, 0.010%, VRD	5,000,000	5,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.010% VRD	3,860,000	3,860,000
Series B, 0.010% VRD	24,450,000	24,450,000
Series C, 0.010% VRD	5,330,000	5,330,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.010%, VRD	6,000,000	6,000,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.020%, VRD	3,730,000	3,730,000
West Covina Public Financing Authority Lease Revenue, Series A, 0.020%, VRD	5,690,000	5,690,000
Total municipal bonds and notes (cost—$638,899,300)		638,899,300

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—12.40%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.060%, due 02/03/16	$8,000,000	$8,000,000
Series B-2, Subseries 2, 0.070%, due 03/03/16	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.040%, due 02/09/16	1,875,000	1,875,000
0.060%, due 02/09/16	12,000,000	12,000,000
0.070%, due 03/16/16	15,000,000	15,000,000
Los Angeles County Department of Water & Power,
0.040%, due 02/04/16	5,000,000	5,000,000
0.080%, due 03/17/16	10,000,000	10,000,000
Sacramento Municipal Utility District,
0.030%, due 02/04/16	10,000,000	10,000,000
0.030%, due 02/05/16	5,000,000	5,000,000
San Diego County Water Authority,
0.040%, due 01/12/16	6,250,000	6,250,000
0.030%, due 02/04/16	17,050,000	17,050,000
San Francisco City and County Airports Community International Airport Revenue,
0.080%, due 02/16/16	10,000,000	10,000,000
Santa Clara Valley Water District,
0.050%, due 02/04/16	12,830,000	12,830,000
State of California,
0.050%, due 02/22/16	8,000,000	8,000,000
Total tax-exempt commercial paper (cost—$129,005,000)		129,005,000
US government obligations[3]—23.83%
US Treasury Bills
0.142%, due 01/07/16	95,000,000	94,997,841
0.170%, due 01/14/16	75,000,000	74,995,396
0.010%, due 01/28/16	23,000,000	23,000,172

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
US government obligations[3]—(concluded)
0.005%, due 02/04/16	$28,000,000	$27,999,868
0.151%, due 02/11/16	27,000,000	26,995,357
Total US government obligations (cost—$247,988,634)		247,988,634
Total investments (cost—$1,015,892,934 which approximates cost for federal income tax purposes)—97.64%		1,015,892,934
Other assets in excess of liabilities—2.36%		24,549,687
Net assets (applicable to 1,040,417,785 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,040,442,621

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 63.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$638,899,300	$—	$638,899,300
Tax-exempt commercial paper	—	129,005,000	—	129,005,000
US government obligations	—	247,988,634	—	247,988,634
Total	$—	$1,015,892,934	$—	$1,015,892,934

At December 31, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.08% of net assets as of December 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—77.86%
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.010%, VRD	$9,500,000	$9,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Children’s Hospital), 0.010%, VRD	7,560,000	7,560,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.010%, VRD	2,150,000	2,150,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.010%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.010%, VRD	4,915,000	4,915,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.010% VRD	5,500,000	5,500,000
Series A-2, 0.010% VRD	10,400,000	10,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.010%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.010%, VRD	2,550,000	2,550,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.010%, VRD	5,820,000	5,820,000
New York State Dormitory Authority Revenue Refunding, Series A, 2.000%, due 03/15/16	21,500,000	21,581,033
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.010% VRD	5,990,000	5,990,000
Series D, 0.010% VRD	16,300,000	16,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.010%, VRD	10,630,000	10,630,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series A, 0.010% VRD	$1,400,000	$1,400,000
Series B, 0.010% VRD	13,215,000	13,215,000
New York State Environmental Facilities Corp. State Revolving Revenue Refunding, (Green Bonds), Series D, 5.000%, due 03/15/16	6,422,500	6,485,404
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.010%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.010%, VRD	23,600,000	23,600,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.010%, VRD	8,700,000	8,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.010%, VRD	16,240,000	16,240,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.010%, VRD	10,000,000	10,000,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured), 0.010%, VRD	9,600,000	9,600,000
New York State Thruway Authority Personal Income Tax Revenue, Series A, 5.000%, due 03/15/16	9,955,000	10,054,548
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.050%, VRD	5,360,000	5,360,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.010%, VRD	5,830,000	5,830,000
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.010%, VRD	8,450,000	8,450,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.010% VRD	$12,600,000	$12,600,000
Subseries C-2, 0.010% VRD	7,570,000	7,570,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.010%, VRD	7,725,000	7,725,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.010%, VRD	3,000,000	3,000,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.010%, VRD	938,000	938,000
Long Island Power Authority, Series C, 0.010%, VRD	13,200,000	13,200,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	2,000,000	2,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.010% VRD	3,400,000	3,400,000
Subseries E-1, 0.010% VRD	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue, Subseries E-1, 0.010% VRD	5,500,000	5,500,000
Subseries E-5, 0.010% VRD	3,000,000	3,000,000
Subseries G-1G, 0.010% VRD	3,275,000	3,275,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.010%, VRD	3,000,000	3,000,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Nassau Health Care Corp. Revenue, Series B-1, 0.010%, VRD	$4,280,000	$4,280,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured), 0.010%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.010%, VRD	9,095,000	9,095,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.010%, VRD	9,755,000	9,755,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured), 0.010%, VRD	9,900,000	9,900,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.010%, VRD	9,000,000	9,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 0.010% VRD	7,000,000	7,000,000
Series BB-5, 0.010% VRD	10,710,000	10,710,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010% VRD	12,695,000	12,695,000
Series CC-1, 0.010% VRD	13,800,000	13,800,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), 0.010% VRD	26,100,000	26,100,000
Subseries D-4, 0.010% VRD	2,315,000	2,315,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.010%, VRD	$11,900,000	$11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.), 0.020%, VRD	8,750,000	8,750,000
New York City, Series F, Subseries F-3, 0.010% VRD	4,000,000	4,000,000
Subseries D-4, 0.010% VRD	15,500,000	15,500,000
Subseries L-3, 0.010% VRD	1,900,000	1,900,000
Subseries L-4, 0.010% VRD	13,895,000	13,895,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.010%, VRD	14,250,000	14,250,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.010%, VRD	5,160,000	5,160,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.010%, VRD	3,275,000	3,275,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.010% VRD	2,180,000	2,180,000
Series A-2, 0.010% VRD	4,400,000	4,400,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.010%, VRD	9,000,000	9,000,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.010%, VRD	15,915,000	15,915,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.010%, VRD	18,500,000	18,500,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.010% VRD	$9,505,000	$9,505,000
Series B-1, 0.010% VRD	7,000,000	7,000,000
Series B-3, 0.010% VRD	5,000,000	5,000,000
Subseries 2-A, 0.420% VRD	6,000,000	6,000,000
University of Texas Permanent University (Funding System), Series A, 0.010%, VRD	6,605,000	6,605,000
University of Texas Revenues (Financing Systems), Series B, 0.010%, VRD	4,600,000	4,600,000
Total municipal bonds and notes (cost—$600,503,985)		600,503,985
US government obligations[1]—16.08%
US Treasury Bills
0.142%, due 01/07/16	10,000,000	9,999,764
0.005%, due 01/14/16	14,000,000	14,000,025
0.030%, due 01/21/16	10,000,000	9,999,833
0.010%, due 01/28/16	23,000,000	23,000,173
0.005%, due 02/04/16	32,000,000	31,999,849
0.151%, due 02/11/16	35,000,000	34,993,981
Total US government obligations (cost—$123,993,625)		123,993,625
Tax-exempt commercial paper—3.24%
New York State Power Authority,
0.050%, due 02/03/16	15,000,000	15,000,000
0.030%, due 01/07/16	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$25,000,000)		25,000,000
Total investments (cost—$749,497,610 which approximates cost for federal income tax purposes)—97.18%		749,497,610
Other assets in excess of liabilities—2.82%		21,785,195
Net assets (applicable to 771,251,564 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$771,282,805

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$600,503,985	$—	$600,503,985
US government obligations	—	123,993,625	—	123,993,625
Tax-exempt commercial paper	—	25,000,000	—	25,000,000
Total	$—	$749,497,610	$—	$749,497,610

At December 31, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2015 and reset periodically.

See accompanying notes to financial statements

UBS RMA

Statement of operations

	For the six months ended December 31, 2015 (unaudited)

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$4,572,008	$1,100,498

Expenses:
Investment advisory and administration fees	8,224,226	3,026,370
Service fees	3,333,585	1,198,401
Transfer agency and related services fees	587,251	60,719
Custody and accounting fees	217,302	78,125
Professional fees	73,810	69,867
Insurance fees	64,930	23,412
Directors’/Trustees’ fees	47,418	23,425
Reports and notices to shareholders	43,325	8,576
State registration fees	39,324	13,763
Other expenses	30,672	18,884
	12,661,843	4,521,542
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(8,312,903)	(3,501,234)
Net expenses	4,348,940	1,020,308
Net investment income	223,068	80,190
Net realized gain (loss)	41,546	29,603
Net increase in net assets resulting from operations	$264,614	$109,793

See accompanying notes to financial statements

For the six months ended December 31, 2015 (unaudited)

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$441,383	$102,428	$78,591

5,640,310	1,822,495	1,562,679
2,176,601	657,345	546,194
436,032	77,581	66,707
141,893	42,846	35,603
73,249	66,878	66,622
39,111	10,903	9,592
31,690	16,343	15,435
33,422	7,555	6,806
28,808	15,211	13,685
23,308	15,100	14,553
8,624,424	2,732,257	2,337,876

(8,328,686)	(2,673,815)	(2,295,832)
295,738	58,442	42,044
145,645	43,986	36,547
22,508	(125)	(189)

$168,153	$43,861	$36,358

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2015 (unaudited)	For the year ended June 30, 2015
UBS RMA Money Market Portfolio
From operations:
Net investment income	$223,068	$482,872
Net realized gain	41,546	12,178
Net increase in net assets resulting from operations	264,614	495,050
Dividends and distributions to shareholders from:
Net investment income	(223,068)	(482,872)
Net realized gains	(10,377)	(1,801)
Total dividends and distributions to shareholders	(233,445)	(484,673)
Net increase (decrease) in net assets from capital share transactions	519,235,692	(1,009,279,802)
Net increase (decrease) in net assets	519,266,861	(1,009,269,425)
Net assets:
Beginning of period	4,154,489,225	5,163,758,650
End of period	$4,673,756,086	$4,154,489,225
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$80,190	$172,748
Net realized gain	29,603	20,105
Net increase in net assets resulting from operations	109,793	192,853
Dividends and distributions to shareholders from:
Net investment income	(80,190)	(172,748)
Net realized gains	(40,254)	(15,273)
Total dividends and distributions to shareholders	(120,444)	(188,021)
Net increase (decrease) in net assets from capital share transactions	48,247,780	(78,956,733)
Net increase (decrease) in net assets	48,237,129	(78,951,901)
Net assets:
Beginning of period	1,586,142,100	1,665,094,001
End of period	$1,634,379,229	$1,586,142,100
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2015 (unaudited)	For the year ended June 30, 2015
UBS RMA Tax-Free Fund
From operations:
Net investment income	$145,645	$297,111
Net realized gain	22,508	96,803
Net increase in net assets resulting from operations	168,153	393,914
Dividends and distributions to shareholders from:
Net investment income	(145,645)	(297,111)
Net realized gains	(117,065)	(63,472)
Total dividends and distributions to shareholders	(262,710)	(360,583)
Net increase (decrease) in net assets from capital share transactions	151,422,789	(142,392,099)
Net increase (decrease) in net assets	151,328,232	(142,358,768)
Net assets:
Beginning of period	2,811,030,440	2,953,389,208
End of period	$2,962,358,672	$2,811,030,440
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$43,986	$81,459
Net realized gain (loss)	(125)	16,541
Net increase in net assets resulting from operations	43,861	98,000
Dividends and distributions to shareholders from:
Net investment income	(43,986)	(81,459)
Net realized gains	(3,840)	(44,102)
Total dividends and distributions to shareholders	(47,826)	(125,561)
Net increase in net assets from beneficial interest transactions	291,120,661	15,627,349
Net increase in net assets	291,116,696	15,599,788
Net assets:
Beginning of period	749,325,925	733,726,137
End of period	$1,040,442,621	$749,325,925
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2015 (unaudited)	For the year ended June 30, 2015
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$36,547	$70,610
Net realized gain (loss)	(189)	20,632
Net increase in net assets resulting from operations	36,358	91,242
Dividends and distributions to shareholders from:
Net investment income	(36,547)	(70,610)
Net realized gains	(1,606)	(19,026)
Total dividends and distributions to shareholders	(38,153)	(89,636)
Net increase (decrease) in net assets from beneficial interest transactions	121,668,546	(2,738,551)
Net increase (decrease) in net assets	121,666,751	(2,736,945)
Net assets:
Beginning of period	649,616,054	652,352,999
End of period	$771,282,805	$649,616,054
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

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UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.57%[5]
Expenses after fee waivers and/or expense reimbursements	0.20%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$4,674

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Asset Management (Americas) Inc. (“UBS AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 86 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2015	2014	2013	2012	2011[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%[4]	0.01%	0.01%	0.01%

0.57%	0.56%	0.55%	0.55%	0.64%
0.16%	0.15%	0.21%	0.17%	0.26%
0.01%	0.01%	0.01%	0.01%	0.01%

$4,154	$5,164	$11,081	$13,032	$15,379

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.57%[5]
Expenses after fee waivers and/or expense reimbursements	0.13%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$1,634

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Asset Management (Americas) Inc. (“UBS AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 86 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2015	2014	2013	2012	2011[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%[4]	0.01%	0.01%	0.01%

0.56%	0.55%	0.54%	0.53%	0.54%
0.08%	0.07%	0.14%	0.10%	0.19%
0.01%	0.01%	0.01%	0.01%	0.01%

$1,586	$1,665	$2,626	$3,782	$3,644

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.59%[5]
Expenses after fee waivers and/or expense reimbursements	0.02%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$2,962

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Asset Management (Americas) Inc. (“UBS AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 86 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2015	2014	2013	2012	2011[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%[4]	0.01%	0.01%	0.01%

0.59%	0.59%	0.59%	0.58%	0.58%
0.04%	0.06%	0.14%	0.14%	0.24%
0.01%	0.01%	0.01%	0.01%	0.01%

$2,811	$2,953	$3,260	$3,919	$4,108

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.62%[5]
Expenses after fee waivers and/or expense reimbursements	0.01%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$1,040

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Asset Management (Americas) Inc. (“UBS AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 86 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2015	2014	2013	2012	2011[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	—
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	—	(0.000)[2]	—	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.02%	0.01%[4]	0.02%	0.01%	0.01%

0.63%	0.63%	0.63%	0.62%	0.63%
0.04%	0.06%	0.13%	0.12%	0.23%
0.01%	0.01%	0.01%	0.01%	0.01%

$749	$734	$822	$894	$883

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2015 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Net realized gain	0.000 [2]
Net increase from operations	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.64%[5]
Expenses after fee waivers and/or expense reimbursements	0.01%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$771

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Asset Management (Americas) Inc. (“UBS AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 86 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.
[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2015	2014	2013	2012	2011[1]
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	—	0.000 [2]	0.000 [2]	0.000 [2]
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%[4]	0.02%	0.01%	0.01%

0.65%	0.65%	0.64%	0.65%	0.65%
0.04%	0.07%	0.14%	0.14%	0.24%
0.01%	0.01%	0.01%	0.01%	0.01%

$650	$652	$692	$703	$760

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust” or the “Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”), (RMA California, RMA New York, Money Market Portfolio, U.S. Government Portfolio and RMA Tax-Free are collectively referred to as the “Funds”.)

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements (unaudited)

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Asset Management (Americas) Inc. (“UBS AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

UBS RMA

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS

UBS RMA

Notes to financial statements (unaudited)

AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio[1]:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
[1]

UBS AM has contractually agreed to cap Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolio’s shareholder service plan remains in effect). For the six months ended December 31, 2015, UBS AM waived $445,861 under such agreement.

UBS RMA

Notes to financial statements (unaudited)

Average daily net assets	Annual rate
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

At December 31, 2015, certain Funds owe or are owed by UBS AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Fund	Amounts due to (owed by) UBS AM
Money Market Portfolio	$728,654
U.S. Government Portfolio	242,204
RMA Tax-Free	(89,295)
RMA California	(24,456)
RMA New York	(30,744)

In addition to the above arrangements, UBS AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the six months ended December 31, 2015, UBS AM voluntarily waived investment advisory and administration fees as follows:

Money Market Portfolio	$4,600,872
U.S. Government Portfolio	2,306,588
RMA Tax-Free	6,152,085
RMA California	2,016,470
RMA New York	1,749,638

Such voluntarily waived amounts are not subject to future recoupment.

The Funds may invest in certain affiliated entities also advised or managed by UBS AM. Investments in affiliated entities, if any, for the six months ended December 31, 2015 have been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements (unaudited)

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS AM. UBS AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

In August 2013, UBS AM made voluntary cash payments of $1,432,012, $555,987, $739,197, $438,085 and $153,594 to Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, respectively, in order to address a differential between the number of shares outstanding and the Funds’ net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Funds over several years prior to the credit crisis of 2008. The voluntary payment to each Fund was not required to maintain a stable net asset value per share. The payment removed a small, historical deviation that was reflected in each Fund’s market price based and amortized cost net asset value per share.

UBS RMA

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2015, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$242,267,764
RMA Tax-Free	73,617,000
RMA California	94,862,087
RMA New York	9,400,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS AM (US) has undertaken to waive fees in the event that

UBS RMA

Notes to financial statements (unaudited)

Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2015, given the impact of voluntary fee waivers, the Funds owed UBS AM (US) for such service fees as follows:

Fund	Amounts due to UBS AM (US)
Money Market Portfolio	$67,418
U.S. Government Portfolio	3,749
RMA Tax-Free	—
RMA California	—
RMA New York	—

For the six months ended December 31, 2015, UBS AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$3,266,170
U.S. Government Portfolio	1,194,646
RMA Tax-Free	2,176,601
RMA California	657,345
RMA New York	546,194

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2015, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$335,138
U.S. Government Portfolio	34,390
RMA Tax-Free	258,618
RMA California	46,120
RMA New York	38,781

UBS RMA

Notes to financial statements (unaudited)

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Any cash collateral received is invested in Private Money Market, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2015, none of the Funds have any securities on loan.

Other liabilities and components of net assets

At December 31, 2015, the Funds had the following liabilities outstanding:

	Dividends payable	Payable for investments purchased	Other accrued expenses*
Money Market Portfolio	$10,056	$—	$526,638
U.S. Government Portfolio	3,567	—	142,495
RMA Tax-Free	6,504	20,000,000	366,345
RMA California	2,299	—	118,707
RMA New York	1,688	—	107,941

*Excludes	investment advisory and administration and service fees.

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2015, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain/(loss)	Total net assets
Money Market Portfolio	$4,673,712,739	$43,347	$4,673,756,086
U.S. Government Portfolio	1,634,388,315	(9,086)	1,634,379,229
RMA Tax-Free	2,962,352,567	6,105	2,962,358,672
RMA California	1,040,417,785	24,836	1,040,442,621
RMA New York	771,251,567	31,238	771,282,805

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2015	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	20,302,419,498	4,523,931,771	6,133,839,110
Shares repurchased	(19,783,399,169)	(4,475,800,962)	(5,982,673,200)
Dividends reinvested	215,363	116,971	256,879
Net increase in shares outstanding	519,235,692	48,247,780	151,422,789

For the year ended June 30, 2015	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	37,611,492,791	9,208,116,705	12,891,235,031
Shares repurchased	(38,621,225,416)	(9,287,255,579)	(13,033,978,352)
Dividends reinvested	452,823	182,141	351,222
Net decrease in shares outstanding	(1,009,279,802)	(78,956,733)	(142,392,099)

UBS RMA

Notes to financial statements (unaudited)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2015	RMA California	RMA New York
Shares sold	2,706,636,106	1,367,606,162
Shares repurchased	(2,415,561,224)	(1,245,974,690)
Dividends reinvested	45,779	37,074
Net increase in shares outstanding	291,120,661	121,668,546

For the year ended June 30, 2015	RMA California	RMA New York
Shares sold	4,357,316,081	3,302,659,134
Shares repurchased	(4,341,811,966)	(3,305,485,592)
Dividends reinvested	123,234	87,907
Net increase (decrease) in shares outstanding	15,627,349	(2,738,551)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2015, and the fiscal year ended June 30, 2015, was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York will be determined at the end of the Funds’ fiscal year ending June 30, 2016. The tax character of all distributions paid to shareholders by RMA

UBS RMA

Notes to financial statements (unaudited)

Tax-Free, RMA California, and RMA New York during the fiscal year ended June 30, 2015 was as follows:

For the year ended June 30, 2015	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$297,111	$81,459	$70,610
Ordinary income	99	—	—
Long-term capital gains	63,373	44,102	19,026
Total distributions paid	$360,583	$125,561	$89,636

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June, 30, 2016.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have analyzed and concluded as of December 31, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended December 31, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the US Securities and Exchange Commission (“SEC”) adopted new regulations for money market funds. There is a transition period ranging until October 2016 for the most significant changes. These regulatory changes impact key aspects of how money market funds are structured and operate. Later in 2016, but before the October 2016 compliance deadline, the Funds may no longer be offered as sweep funds as part of certain distributor platforms. As a result, the Funds’ shareholders would be transitioned to an alternative money market sweep fund. The Funds’ shareholders will receive additional information at a future time in advance of these changes.

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address:

www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, Money market Portfolio and U.S. Government Portfolio each designate 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2015.

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund, Inc. (“RMA Tax-Free Fund”) and UBS Managed Municipal Trust (“Managed Municipal Trust”) on July 14-15, 2015, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund or Managed Municipal Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreements (each an “Investment Advisory and Administration Agreement” and together the “Investment Advisory and Administration Agreements”) for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Agreement of RMA Money Fund with respect to its series, UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”), with UBS Asset Management (Americas) Inc. (“UBS AM”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Agreement of RMA Tax-Free Fund with UBS AM; and the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Agreement of Managed Municipal Trust with respect to its series, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”), and UBS AM. Although the board members of RMA Money Fund, RMA Tax-Free Fund and Managed Municipal Trust met together, each board made decisions independently with respect to the Fund(s) it oversees. In preparing for the meeting, the board members had requested and received extensive information from UBS AM to assist them, including information about UBS AM as well as the advisory, administrative and distribution arrangements for each Fund they oversee. The Independent Board Members discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Directors were joined by their

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreements, each board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreements—Each board received and considered information regarding the nature, extent and quality of advisory services provided to each Fund overseen by it by UBS AM under the applicable Investment Advisory and Administration Agreement during the past year. Each board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for each Fund overseen by it and the resources devoted to, and the record of compliance with, each Fund’s compliance policies and procedures. Each board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Funds. Each board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. Each board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for each Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day management of each Fund. The boards recognized that senior personnel at UBS AM report to the boards regularly and that at each regular meeting the

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

boards receive a detailed report from UBS AM on each Fund’s performance. The boards also considered, based on their knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the boards received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $154 billion in assets under management as of March 31, 2015 and was part of the UBS Asset Management Division, which had approximately $680 billion in assets under management worldwide as of March 31, 2015. The boards also were cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. Each board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, each board received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). Referring to a memorandum from Lipper that was included in the meeting materials, management noted that Lipper was no longer able to make a distinction between sweep money market funds and all other money

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

market funds in compiling the Expense Group for each Fund and that, as a result of non-sweep money market funds being included, the number of peer funds in each Fund’s Expense Group had increased.

In connection with its consideration of each Fund’s management fee, each board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The boards also received information on fees charged to other mutual funds managed by UBS AM.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and Actual Management Fee were above the respective medians, while total expenses were below the median in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and Actual Management Fee were above the respective medians, while total expenses were below the median in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s Contractual Management Fee was above the median, while its Actual Management

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

Fee (which was zero) and total expenses were below the respective medians (Actual Management Fee and total expenses were lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s Contractual Management Fee, Actual Management Fee (which was zero) and total expenses were below the respective medians (Actual Management Fee and total expenses were lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that New York Municipal Money Fund’s Contractual Management Fee and total expenses were below the respective medians (total expenses were lowest in the Expense Group), while its Actual Management Fee (which was zero) was at the median in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, each board determined that the management fee for each Fund overseen by it was reasonable in light of the nature, extent and quality of services provided to the applicable Fund under its Investment Advisory and Administration Agreement.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2015 and (b) annualized performance information for each year in the ten-year period ended April 30, 2015. Although the boards received information for the ten-year and since inception periods, in their analysis, they generally placed greater emphasis on the one-, three- and five-year periods. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. The

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

boards also received updated supplemental data showing each Fund’s performance through May 31, 2015. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was at the median for the one-, three- and five-year periods, above the median for the ten-year period and below the median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) Management noted that the Portfolio’s performance since inception was close to the Performance Universe median. Based on its review, the board concluded that the Portfolio’s investment performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was at the median for the one-, three- and five-year periods and below the median for the ten-year period and since inception. Management noted the Portfolio’s improved performance over the past few years. Based on its review, the board concluded that the Portfolio’s investment performance was acceptable.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was at the median for the one-, three- and five-year periods and below the median for the ten-year period and since inception. As in prior years, management explained that the Fund is managed more conservatively than its peers, generally resulting in a lower yield over time in comparison with its peers. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was above the median for the one- and three-year periods, at the median for the five-year period and below the median for the ten-year period and since inception.

The comparative Lipper information showed that New York Municipal Money Fund’s performance was at the median for the one- and three-year periods and below the median for the five- and ten-year periods and since inception.

As in prior years, management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained limited exposure to investments subject to the alternative minimum tax, which has generally resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, management noted that each Municipal Fund maintained larger allocations to overnight liquidity debt compared to the applicable Performance Universe. Management also noted each Municipal Fund’s improved performance over the past few years. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was acceptable.

Advisor profitability—Each board received and considered a profitability analysis of UBS AM and its affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether UBS AM realized economies of scale as each Fund’s assets grew, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

UBS RMA

Board approval of investment advisory and

administration agreements (unaudited)

Each board noted that each Fund’s Contractual Management Fee contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded at least its first breakpoint and, as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. The boards also noted that, as discussed earlier, each Fund’s total expenses were below the relevant Expense Group median and, in fact, except for UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio, were the lowest in its Expense Group. Accordingly, each board determined that economies of scale were passed on to shareholders, including in the form of breakpoints to the management fee and operational efficiencies or fee and expense waivers for each of these Funds.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the breakpoints currently in place, each board believed that UBS AM’s sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS AM—The boards considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Funds and UBS AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, each board approved the Investment Advisory and Administration Agreement for each Fund overseen by it. No single factor reviewed by the boards was identified by the boards as the principal factor in determining whether to approve the Investment Advisory and Administration Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The boards discussed the proposed continuance of the Investment Advisory and Administration Agreements in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Lisa M. DiPaolo Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S157

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)  Included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 10, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 10, 2016